Schedule of Unvested Restricted Stock (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Unvested beginning balance		3,250,000		4,750,000
Weighted average grant date fair value unvested, beginning balance				$ 0.0001
Number of shares, granted	1,500,000	4,500,000	6,000,000
Weighted average grant date fair value, granted			$ 0.0001	$ 0.0001
Number of shares, vested			(1,250,000)	(1,500,000)
Weighted average grant date fair value,vested			$ 0.0001	$ 0.0001
Number of shares Unvested ending balance			4,750,000	3,250,000
Weighted average grant date fair value unvested, ending balance			$ 0.0001
Founders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Unvested beginning balance		2,437,500
Weighted average grant date fair value unvested, beginning balance		$ 0.00001
Number of shares, granted		1,500,000
Weighted average grant date fair value, granted		$ 0.62000
Number of shares, vested		(3,937,500)
Weighted average grant date fair value,vested		$ 0.23620
Number of shares Unvested ending balance				2,437,500
Weighted average grant date fair value unvested, ending balance				$ 0.00001
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Unvested beginning balance
Weighted average grant date fair value unvested, beginning balance
Number of shares, granted		729,168
Weighted average grant date fair value, granted		$ 1.05794
Number of shares, vested		(370,834)
Weighted average grant date fair value,vested		$ 0.62000
Number of shares Unvested ending balance		358,334
Weighted average grant date fair value unvested, ending balance		$ 1.50000